Equity Accounted Investees - Summary of Equity Accounted Investees (Parenthetical) (Detail) € in Millions, R$ in Millions, $ in Millions, $ in Millions			12 Months Ended
	Jan. 01, 2018 EUR (€)	Apr. 30, 2010	Dec. 31, 2019 MXN ($)		Dec. 31, 2019 USD ($)		Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	[3]	Nov. 01, 2019 BRL (R$)
Disclosure of Investments in Associates and Joint Ventures [line items]
Proportion of ownership interest in associate			14.80%		14.80%		14.80%
Increase (decrease) in profit			$ 28,048	[1]	$ 1,488	[2]	$ 33,079	$ 37,207
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Increase (decrease) in profit | €	€ 10
Increase (decrease) in equity | €	€ 157
Heineken Company [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Proportion of ownership interest in associate			8.63%		8.63%		8.63%
Heineken Holding N.V. [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Proportion of ownership interest in associate			12.26%		12.26%		12.26%
Heineken [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Proportion of ownership interest in associate		20.00%	14.76%		14.76%		14.76%
Raizen Convenincias [Member] | FEMSA Comercio [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Percentage of stake acquired										50.00%
Notes payable on acquisition | R$										R$ 367
Cash paid, Acquisition | R$										R$ 357

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively approach under which the comparative information is not restated. – See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[3]	Revised to reflect the discontinued operations of Coca-Cola FEMSA Philippines – See Note 4.2.1